Prepaid expenses and accrued revenues (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid expenses and accrued revenues
Schedule of prepaid expenses and accrued revenues

Skr mn	Dec 31, 2020	Dec 31, 2019
Interest income accrued	1,958	2,747
Prepaid expenses and other accrued revenues	29	0
Total	1,987	2,747